SCHEDULE OF BALANCE SHEET CLASSIFICATION (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total operating and finance leases assets	Total operating and finance leases assets
Operating lease right of use assets	$ 3,377	$ 1,816
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total operating and finance leases assets	Total operating and finance leases assets
Finance lease right of use assets	$ 10,008	$ 8,614
Total operating and finance leases assets	$ 13,385	$ 10,430
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt	Current portion of long-term debt
Operating leases liability current	$ 625	$ 621
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt	Current portion of long-term debt
Finance leases liability current	$ 1,009	$ 1,380
Total current liabilities	$ 1,634	$ 2,001
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Operating leases liability non current	$ 2,191	$ 665
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt	Long-term debt
Finance leases liability non current	$ 642	$ 235
Total noncurrent liabilities	2,833	900
Total liabilities	$ 4,467	$ 2,901